Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.5%
Consumer, Non-cyclical - 19.8%
IQVIA Holdings, Inc.*	20,182	$4,890,502
PayPal Holdings, Inc.*	15,901	4,634,823
Corteva, Inc.	88,018	3,903,598
UnitedHealth Group, Inc.	9,567	3,831,009
Sysco Corp.	38,105	2,962,664
Align Technology, Inc.*	4,114	2,513,654
Avantor, Inc.*	65,199	2,315,216
Charles River Laboratories International, Inc.*	6,062	2,242,455
Quanta Services, Inc.	23,001	2,083,201
HCA Healthcare, Inc.	10,064	2,080,631
AbbVie, Inc.	18,073	2,035,743
West Pharmaceutical Services, Inc.	5,654	2,030,351
Thermo Fisher Scientific, Inc.	3,967	2,001,233
Syneos Health, Inc.*	22,150	1,982,204
Jazz Pharmaceuticals plc*	10,902	1,936,631
Centene Corp.*	26,245	1,914,048
Catalent, Inc.*	16,913	1,828,634
Elanco Animal Health, Inc.*	49,950	1,732,765
Laboratory Corporation of America Holdings*	6,274	1,730,683
Edwards Lifesciences Corp.*	16,499	1,708,801
Hologic, Inc.*	24,788	1,653,855
Abbott Laboratories	14,106	1,635,309
Chegg, Inc.*	19,576	1,626,961
Philip Morris International, Inc.	15,971	1,582,886
Estee Lauder Companies, Inc. — Class A	4,909	1,561,455
TransUnion	13,991	1,536,352
PRA Health Sciences, Inc.*	9,100	1,503,411
Equifax, Inc.	6,065	1,452,628
Vertex Pharmaceuticals, Inc.*	7,025	1,416,451
Global Payments, Inc.	7,520	1,410,301
Teleflex, Inc.	3,478	1,397,426
Boston Beer Company, Inc. — Class A*	1,282	1,308,665
Cintas Corp.	3,335	1,273,970
Constellation Brands, Inc. — Class A	5,366	1,255,054
Herbalife Nutrition Ltd.*	23,186	1,222,598
US Foods Holding Corp.*	30,791	1,181,143
Total Consumer, Non-cyclical		73,377,311
Technology - 19.6%
Zebra Technologies Corp. — Class A*	10,623	5,624,772
Teradyne, Inc.	39,414	5,279,900
Qorvo, Inc.*	24,046	4,704,600
Microsoft Corp.	17,142	4,643,768
Intuit, Inc.	9,062	4,441,921
Adobe, Inc.*	7,072	4,141,646
HP, Inc.	133,921	4,043,075
Cadence Design Systems, Inc.*	29,304	4,009,373
ServiceNow, Inc.*	6,805	3,739,688
Dell Technologies, Inc. — Class C*	36,594	3,647,324
Advanced Micro Devices, Inc.*	37,112	3,485,930
salesforce.com, Inc.*	14,018	3,424,177
Lam Research Corp.	5,254	3,418,778
Apple, Inc.	22,971	3,146,108
KLA Corp.	7,456	2,417,310
EPAM Systems, Inc.*	4,228	2,160,339
Western Digital Corp.*	29,831	2,123,072
Skyworks Solutions, Inc.	9,581	1,837,157
QUALCOMM, Inc.	12,197	1,743,317
VMware, Inc. — Class A*	9,650	1,543,710
Broadcom, Inc.	3,235	1,542,577
Fiserv, Inc.*	13,210	1,412,017
Total Technology		72,530,559
Financial - 17.1%
East West Bancorp, Inc.	74,634	5,350,511
First Republic Bank	27,381	5,124,902
T. Rowe Price Group, Inc.	22,294	4,413,543
Duke Realty Corp. REIT	83,741	3,965,136
Prologis, Inc. REIT	30,137	3,602,276
Alexandria Real Estate Equities, Inc. REIT	19,667	3,578,214
Visa, Inc. — Class A	13,589	3,177,380
Mastercard, Inc. — Class A	8,580	3,132,472
Signature Bank	12,712	3,122,703
Goldman Sachs Group, Inc.	8,070	3,062,807
Morgan Stanley	28,255	2,590,701
Ally Financial, Inc.	51,716	2,577,526
Allstate Corp.	16,443	2,144,825
Zions Bancorp North America	37,010	1,956,349
JPMorgan Chase & Co.	12,485	1,941,917
Bank of America Corp.	45,627	1,881,201
Intercontinental Exchange, Inc.	15,309	1,817,178
Invitation Homes, Inc. REIT	47,979	1,789,137
Progressive Corp.	17,642	1,732,620
Chubb Ltd.	10,719	1,703,678
Equitable Holdings, Inc.	51,400	1,565,130
Aon plc — Class A	6,375	1,522,095
Ameriprise Financial, Inc.	5,829	1,450,722
Total Financial		63,203,023
Communications - 14.1%
Alphabet, Inc. — Class C*	2,078	5,208,133
Twitter, Inc.*	74,937	5,156,415
Facebook, Inc. — Class A*	14,694	5,109,251
Walt Disney Co.*	22,164	3,895,766
CDW Corp.	22,254	3,886,661
ViacomCBS, Inc. — Class B	79,604	3,598,101
GoDaddy, Inc. — Class A*	39,671	3,449,790
Etsy, Inc.*	9,701	1,996,854
Charter Communications, Inc. — Class A*	2,656	1,916,171
Motorola Solutions, Inc.	8,369	1,814,817
News Corp. — Class A	68,572	1,767,100
Comcast Corp. — Class A	30,210	1,722,574
Palo Alto Networks, Inc.*	4,627	1,716,848
VeriSign, Inc.*	7,135	1,624,568
Amazon.com, Inc.*	472	1,623,756
Cable One, Inc.	818	1,564,679
Trade Desk, Inc. — Class A*	16,309	1,261,664
Altice USA, Inc. — Class A*	36,350	1,240,989
AT&T, Inc.	41,809	1,203,263
DISH Network Corp. — Class A*	27,767	1,160,661
Interpublic Group of Companies, Inc.	34,432	1,118,696
Total Communications		52,036,757

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.5% (continued)
Consumer, Cyclical - 11.4%
Tesla, Inc.*	7,347	$4,993,756
Williams-Sonoma, Inc.	21,191	3,383,143
Lowe's Companies, Inc.	14,920	2,894,032
Home Depot, Inc.	8,862	2,826,003
Aptiv plc*	17,312	2,723,697
Wyndham Hotels & Resorts, Inc.	37,346	2,699,742
Target Corp.	10,489	2,535,611
Best Buy Company, Inc.	19,883	2,286,147
Tractor Supply Co.	9,407	1,750,267
Advance Auto Parts, Inc.	8,314	1,705,534
NIKE, Inc. — Class B	9,709	1,499,944
Burlington Stores, Inc.*	4,504	1,450,243
Dollar Tree, Inc.*	14,421	1,434,890
Chipotle Mexican Grill, Inc. — Class A*	889	1,378,252
Ross Stores, Inc.	11,045	1,369,580
Mohawk Industries, Inc.*	6,669	1,281,715
TJX Companies, Inc.	18,962	1,278,418
Polaris, Inc.	9,141	1,251,951
Darden Restaurants, Inc.	8,412	1,228,068
Starbucks Corp.	9,543	1,067,003
Walgreens Boots Alliance, Inc.	20,140	1,059,565
Total Consumer, Cyclical		42,097,561
Industrial - 10.7%
Jabil, Inc.	92,906	5,399,697
Amphenol Corp. — Class A	48,344	3,307,213
AGCO Corp.	22,893	2,984,789
Trex Company, Inc.*	28,535	2,916,562
Keysight Technologies, Inc.*	14,866	2,295,459
Lockheed Martin Corp.	5,009	1,895,155
Northrop Grumman Corp.	5,065	1,840,773
L3Harris Technologies, Inc.	8,505	1,838,356
Old Dominion Freight Line, Inc.	6,835	1,734,723
Crown Holdings, Inc.	16,936	1,731,029
Berry Global Group, Inc.*	26,064	1,699,894
United Parcel Service, Inc. — Class B	8,161	1,697,243
Parker-Hannifin Corp.	5,468	1,679,278
Garmin Ltd.	11,585	1,675,654
Generac Holdings, Inc.*	3,848	1,597,497
Kansas City Southern	5,454	1,545,500
XPO Logistics, Inc.*	9,759	1,365,187
Pentair plc	18,485	1,247,553
FedEx Corp.	4,164	1,242,246
Total Industrial		39,693,808
Energy - 2.5%
HollyFrontier Corp.	84,087	2,766,462
ConocoPhillips	32,664	1,989,237
Hess Corp.	21,356	1,864,806
Cheniere Energy, Inc.*	15,548	1,348,634
Phillips 66	12,880	1,105,362
Total Energy		9,074,501
Utilities - 1.6%
DTE Energy Co.	19,449	2,520,590
NextEra Energy, Inc.	17,127	1,255,067
AES Corp.	44,286	1,154,536
Dominion Energy, Inc.	15,220	1,119,735
Total Utilities		6,049,928
Basic Materials - 0.7%
FMC Corp.	25,301	2,737,568
Total Common Stocks
(Cost $293,217,796)		360,801,016

EXCHANGE-TRADED FUNDS† - 2.3%
SPDR S&P 500 ETF Trust	11,850	5,072,511
Vanguard S&P 500 ETF	9,379	3,690,824
Total Exchange-Traded Funds
(Cost $8,560,314)		8,763,335
Total Investments - 99.8%
(Cost $301,778,110)		$369,564,351
Other Assets & Liabilities, net - 0.2%		595,320
Total Net Assets - 100.0%		$370,159,671

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$360,801,016	$—	$—	$360,801,016
Exchange-Traded Funds	8,763,335	—	—	8,763,335
Total Assets	$369,564,351	$—	$—	$369,564,351

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.6%
Financial - 32.6%
Iron Mountain, Inc. REIT	21,589	$913,646
Janus Henderson Group plc	18,856	731,801
People's United Financial, Inc.	34,576	592,633
Citizens Financial Group, Inc.	11,508	527,872
KeyCorp	24,921	514,619
Omega Healthcare Investors, Inc. REIT	13,917	505,048
Fifth Third Bancorp	12,844	491,026
Huntington Bancshares, Inc.	34,292	489,347
OneMain Holdings, Inc.	8,064	483,114
Popular, Inc.	6,138	460,657
Bank of New York Mellon Corp.	8,857	453,744
MetLife, Inc.	6,694	400,636
U.S. Bancorp	6,595	375,717
Synchrony Financial	7,403	359,194
Truist Financial Corp.	6,397	355,033
JPMorgan Chase & Co.	1,918	298,326
Western Union Co.	12,667	290,961
First American Financial Corp.	3,394	211,616
Axis Capital Holdings Ltd.	3,774	184,963
Mastercard, Inc. — Class A	75	27,382
Visa, Inc. — Class A	113	26,422
Total Financial		8,693,757
Consumer, Non-cyclical - 16.7%
Altria Group, Inc.	9,594	457,442
Amgen, Inc.	1,849	450,694
Philip Morris International, Inc.	3,884	384,943
AbbVie, Inc.	2,996	337,469
Pfizer, Inc.	6,276	245,768
Cardinal Health, Inc.	4,273	243,946
Becton Dickinson and Co.	829	201,605
Sysco Corp.	2,555	198,651
Bristol-Myers Squibb Co.	2,584	172,663
Kellogg Co.	2,664	171,375
PepsiCo, Inc.	1,109	164,320
Johnson & Johnson	964	158,809
Medtronic plc	1,263	156,776
Eli Lilly & Co.	660	151,483
Quest Diagnostics, Inc.	1,033	136,325
Kimberly-Clark Corp.	995	133,111
Colgate-Palmolive Co.	1,574	128,045
Procter & Gamble Co.	901	121,572
AmerisourceBergen Corp. — Class A	926	106,018
UnitedHealth Group, Inc.	256	102,513
Clorox Co.	457	82,219
Abbott Laboratories	616	71,413
Booz Allen Hamilton Holding Corp.	772	65,759
Zoetis, Inc.	129	24,040
Thermo Fisher Scientific, Inc.	10	5,045
Total Consumer, Non-cyclical		4,472,004
Consumer, Cyclical - 10.8%
Walgreens Boots Alliance, Inc.	9,734	512,106
Genuine Parts Co.	3,770	476,792
Leggett & Platt, Inc.	4,593	237,963
Hasbro, Inc.	2,207	208,606
Thor Industries, Inc.	1,674	189,162
Home Depot, Inc.	592	188,783
Watsco, Inc.	652	186,889
Gentex Corp.	5,280	174,715
Target Corp.	651	157,373
Best Buy Company, Inc.	1,331	153,038
Starbucks Corp.	1,200	134,172
McDonald's Corp.	562	129,816
Yum! Brands, Inc.	1,128	129,754
Total Consumer, Cyclical		2,879,169
Industrial - 10.4%
Amcor plc	47,927	549,243
Lockheed Martin Corp.	1,317	498,287
Huntington Ingalls Industries, Inc.	1,990	419,393
3M Co.	1,129	224,253
Eaton Corporation plc	1,465	217,084
United Parcel Service, Inc. — Class B	795	165,336
CSX Corp.	5,031	161,394
Waste Management, Inc.	907	127,080
Knight-Swift Transportation Holdings, Inc.	2,558	116,287
CH Robinson Worldwide, Inc.	1,128	105,660
Kansas City Southern	356	100,880
Agilent Technologies, Inc.	593	87,651
Total Industrial		2,772,548
Communications - 9.0%
NortonLifeLock, Inc.	17,454	475,098
Interpublic Group of Companies, Inc.	13,931	452,618
AT&T, Inc.	12,642	363,837
ViacomCBS, Inc. — Class B	6,382	288,467
Cisco Systems, Inc.	4,545	240,885
Verizon Communications, Inc.	3,719	208,376
Corning, Inc.	4,365	178,528
Comcast Corp. — Class A	2,411	137,475
New York Times Co. — Class A	762	33,185
Cable One, Inc.	15	28,692
Total Communications		2,407,161
Energy - 7.0%
Exxon Mobil Corp.	12,506	788,878
Valero Energy Corp.	8,411	656,731
Chevron Corp.	4,078	427,130
Total Energy		1,872,739
Technology - 6.3%
HP, Inc.	9,794	295,681
Broadcom, Inc.	527	251,295
KLA Corp.	527	170,859
Analog Devices, Inc.	948	163,208
Intel Corp.	2,723	152,869
Microchip Technology, Inc.	968	144,948
QUALCOMM, Inc.	960	137,213
Broadridge Financial Solutions, Inc.	661	106,771
Skyworks Solutions, Inc.	504	96,642
Microsoft Corp.	201	54,451
Jack Henry & Associates, Inc.	319	52,160
Intuit, Inc.	102	49,997
Total Technology		1,676,094
Utilities - 3.3%
Duke Energy Corp.	3,111	307,118
Southern Co.	4,920	297,709

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.6% (continued)
Utilities - 3.3% (continued)
OGE Energy Corp.	8,559	$288,011
Total Utilities		892,838
Basic Materials - 1.5%
Dow, Inc.	6,348	401,701
Total Common Stocks
(Cost $21,759,522)		26,068,011

EXCHANGE-TRADED FUNDS† - 1.8%
Vanguard Dividend Appreciation ETF	1,568	242,711
iShares Select Dividend ETF	2,007	234,056
Total Exchange-Traded Funds
(Cost $484,343)		476,767
Total Investments - 99.4%
(Cost $22,243,865)		$26,544,778
Other Assets & Liabilities, net - 0.6%		153,665
Total Net Assets - 100.0%		$26,698,443

†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$26,068,011	$—	$—	$26,068,011
Exchange-Traded Funds	476,767	—	—	476,767
Total Assets	$26,544,778	$—	$—	$26,544,778

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.5%
Consumer, Non-cyclical - 21.6%
Thermo Fisher Scientific, Inc.	310	$156,386
Eli Lilly & Co.	680	156,074
Hologic, Inc.*	2,213	147,651
West Pharmaceutical Services, Inc.	410	147,231
Danaher Corp.	507	136,059
Jazz Pharmaceuticals plc*	724	128,611
Pfizer, Inc.	3,225	126,291
AbbVie, Inc.	1,109	124,918
Bristol-Myers Squibb Co.	1,829	122,214
Masimo Corp.*	477	115,649
Philip Morris International, Inc.	1,129	111,895
Equifax, Inc.	429	102,750
Chegg, Inc.*	1,207	100,314
Estee Lauder Companies, Inc. — Class A	307	97,651
Becton Dickinson and Co.	401	97,519
Morningstar, Inc.	377	96,930
Teleflex, Inc.	236	94,822
MarketAxess Holdings, Inc.	204	94,572
Boston Beer Company, Inc. — Class A*	90	91,872
Constellation Brands, Inc. — Class A	387	90,515
Tyson Foods, Inc. — Class A	1,193	87,996
Church & Dwight Company, Inc.	874	74,482
Total Consumer, Non-cyclical		2,502,402
Communications - 19.2%
Alphabet, Inc. — Class C*	82	205,518
Facebook, Inc. — Class A*	477	165,858
Palo Alto Networks, Inc.*	419	155,470
eBay, Inc.	1,993	139,928
Charter Communications, Inc. — Class A*	182	131,304
Motorola Solutions, Inc.	573	124,255
F5 Networks, Inc.*	651	121,516
Arista Networks, Inc.*	334	121,012
Fox Corp. — Class A	3,220	119,558
Comcast Corp. — Class A	2,067	117,860
NortonLifeLock, Inc.	4,248	115,631
Discovery, Inc. — Class A*	3,729	114,406
Altice USA, Inc. — Class A*	3,294	112,457
Amazon.com, Inc.*	32	110,085
Cable One, Inc.	53	101,379
Ciena Corp.*	1,702	96,827
Verizon Communications, Inc.	1,479	82,868
AT&T, Inc.	2,750	79,145
Total Communications		2,215,077
Technology - 15.1%
PTC, Inc.*	1,120	158,211
Fortinet, Inc.*	586	139,579
Seagate Technology Holdings plc	1,587	139,545
Synopsys, Inc.*	472	130,173
Activision Blizzard, Inc.	1,339	127,794
Tyler Technologies, Inc.*	258	116,711
Take-Two Interactive Software, Inc.*	646	114,355
Zoom Video Communications, Inc. — Class A*	291	112,626
Broadridge Financial Solutions, Inc.	686	110,810
Akamai Technologies, Inc.*	934	108,904
Fidelity National Information Services, Inc.	762	107,953
CDK Global, Inc.	2,022	100,473
Black Knight, Inc.*	1,202	93,732
Aspen Technology, Inc.*	664	91,327
Leidos Holdings, Inc.	900	90,990
Total Technology		1,743,183
Financial - 12.1%
Intercontinental Exchange, Inc.	1,054	125,110
Equity LifeStyle Properties, Inc. REIT	1,635	121,497
Progressive Corp.	1,214	119,227
Cboe Global Markets, Inc.	970	115,479
American Homes 4 Rent — Class A REIT	2,917	113,326
First Republic Bank	605	113,238
Signature Bank	442	108,577
Everest Re Group Ltd.	418	105,340
Charles Schwab Corp.	1,441	104,919
New York Community Bancorp, Inc.	9,407	103,665
Medical Properties Trust, Inc. REIT	5,134	103,193
JPMorgan Chase & Co.	613	95,346
CME Group, Inc. — Class A	353	75,076
Total Financial		1,403,993
Industrial - 11.9%
Keysight Technologies, Inc.*	1,008	155,645
United Parcel Service, Inc. — Class B	696	144,747
Lockheed Martin Corp.	343	129,774
L3Harris Technologies, Inc.	581	125,583
Northrop Grumman Corp.	335	121,749
Berry Global Group, Inc.*	1,777	115,896
Old Dominion Freight Line, Inc.	449	113,956
Expeditors International of Washington, Inc.	836	105,838
Garmin Ltd.	713	103,129
Huntington Ingalls Industries, Inc.	461	97,156
Caterpillar, Inc.	408	88,793
Snap-on, Inc.	359	80,211
Total Industrial		1,382,477
Consumer, Cyclical - 11.9%
Target Corp.	708	171,152
Scotts Miracle-Gro Co. — Class A	652	125,132
Tractor Supply Co.	624	116,101
Advance Auto Parts, Inc.	564	115,699
Costco Wholesale Corp.	282	111,579
Dollar General Corp.	492	106,464
Domino's Pizza, Inc.	214	99,829
Dollar Tree, Inc.*	983	97,809
Chipotle Mexican Grill, Inc. — Class A*	61	94,571
NIKE, Inc. — Class B	611	94,393
O'Reilly Automotive, Inc.*	164	92,858
Walgreens Boots Alliance, Inc.	1,575	82,861

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.5% (continued)
Consumer, Cyclical - 11.9% (continued)
Gentex Corp.	1,902	$62,937
Total Consumer, Cyclical		1,371,385
Energy - 2.5%
Cheniere Energy, Inc.*	1,632	141,560
Kinder Morgan, Inc.	4,126	75,217
Cabot Oil & Gas Corp. — Class A	3,976	69,421
Total Energy		286,198
Utilities - 2.3%
NextEra Energy, Inc.	1,276	93,505
Xcel Energy, Inc.	1,408	92,759
Eversource Energy	979	78,555
Total Utilities		264,819
Basic Materials - 0.9%
Sherwin-Williams Co.	401	109,252
Total Common Stocks
(Cost $8,898,215)		11,278,786

EXCHANGE-TRADED FUNDS† - 2.0%
SPDR S&P 500 ETF Trust	270	115,576
Vanguard S&P 500 ETF	293	115,301
Total Exchange-Traded Funds
(Cost $225,345)		230,877
Total Investments - 99.5%
(Cost $9,123,560)		$11,509,663
Other Assets & Liabilities, net - 0.5%		53,407
Total Net Assets - 100.0%		$11,563,070

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$11,278,786	$—	$—	$11,278,786
Exchange-Traded Funds	230,877	—	—	230,877
Total Assets	$11,509,663	$—	$—	$11,509,663

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.9%
Consumer, Non-cyclical - 19.8%
IQVIA Holdings, Inc.*	796	$192,887
PayPal Holdings, Inc.*	642	187,130
AbbVie, Inc.	1,426	160,624
West Pharmaceutical Services, Inc.	446	160,159
Thermo Fisher Scientific, Inc.	316	159,412
Corteva, Inc.	3,557	157,753
Jazz Pharmaceuticals plc*	873	155,080
UnitedHealth Group, Inc.	380	152,167
Edwards Lifesciences Corp.*	1,303	134,952
Hologic, Inc.*	2,004	133,707
Abbott Laboratories	1,121	129,957
Chegg, Inc.*	1,545	128,405
Philip Morris International, Inc.	1,266	125,473
Sysco Corp.	1,583	123,078
Equifax, Inc.	478	114,486
Estee Lauder Companies, Inc. — Class A	355	112,919
Vertex Pharmaceuticals, Inc.*	555	111,905
Teleflex, Inc.	276	110,894
Boston Beer Company, Inc. — Class A*	101	103,101
Constellation Brands, Inc. — Class A	424	99,169
Herbalife Nutrition Ltd.*	1,830	96,496
Total Consumer, Non-cyclical		2,849,754
Technology - 17.5%
Zebra Technologies Corp. — Class A*	400	211,796
Teradyne, Inc.	1,581	211,791
Qorvo, Inc.*	972	190,172
Microsoft Corp.	682	184,754
Intuit, Inc.	364	178,422
HP, Inc.	5,323	160,702
Cadence Design Systems, Inc.*	1,088	148,860
ServiceNow, Inc.*	269	147,829
Skyworks Solutions, Inc.	755	144,771
Advanced Micro Devices, Inc.*	1,526	143,337
Dell Technologies, Inc. — Class C*	1,437	143,226
salesforce.com, Inc.*	563	137,524
Adobe, Inc.*	233	136,454
Apple, Inc.	944	129,290
VMware, Inc. — Class A*	763	122,057
Broadcom, Inc.	254	121,117
Total Technology		2,512,102
Financial - 16.5%
East West Bancorp, Inc.	2,970	212,919
First Republic Bank	1,079	201,956
T. Rowe Price Group, Inc.	879	174,016
Duke Realty Corp. REIT	3,303	156,397
JPMorgan Chase & Co.	1,002	155,851
Zions Bancorp North America	2,944	155,620
Intercontinental Exchange, Inc.	1,219	144,695
Alexandria Real Estate Equities, Inc. REIT	788	143,369
Prologis, Inc. REIT	1,190	142,241
Progressive Corp.	1,432	140,637
Visa, Inc. — Class A	554	129,536
Mastercard, Inc. — Class A	349	127,416
Goldman Sachs Group, Inc.	335	127,143
Equitable Holdings, Inc.	4,058	123,566
Aon plc — Class A	508	121,290
Ameriprise Financial, Inc.	460	114,485
Total Financial		2,371,137
Communications - 15.1%
Alphabet, Inc. — Class C*	98	245,619
Twitter, Inc.*	3,000	206,430
Facebook, Inc. — Class A*	569	197,847
ViacomCBS, Inc. — Class B	3,858	174,382
Charter Communications, Inc. — Class A*	214	154,390
Walt Disney Co.*	874	153,623
Motorola Solutions, Inc.	666	144,422
CDW Corp.	813	141,990
GoDaddy, Inc. — Class A*	1,561	135,745
Comcast Corp. — Class A	2,379	135,650
VeriSign, Inc.*	563	128,190
Amazon.com, Inc.*	37	127,286
Cable One, Inc.	65	124,333
AT&T, Inc.	3,341	96,154
Total Communications		2,166,061
Consumer, Cyclical - 12.3%
Target Corp.	832	201,128
Tesla, Inc.*	292	198,472
Williams-Sonoma, Inc.	868	138,576
Advance Auto Parts, Inc.	675	138,469
Tractor Supply Co.	741	137,870
Home Depot, Inc.	374	119,265
Dollar Tree, Inc.*	1,165	115,918
Aptiv plc*	730	114,851
Chipotle Mexican Grill, Inc. — Class A*	71	110,074
Lowe's Companies, Inc.	556	107,847
NIKE, Inc. — Class B	688	106,289
Wyndham Hotels & Resorts, Inc.	1,463	105,760
Best Buy Company, Inc.	822	94,514
Walgreens Boots Alliance, Inc.	1,614	84,913
Total Consumer, Cyclical		1,773,946
Industrial - 11.8%
Jabil, Inc.	3,502	203,536
Keysight Technologies, Inc.*	1,188	183,439
Lockheed Martin Corp.	400	151,340
Old Dominion Freight Line, Inc.	550	139,590
Berry Global Group, Inc.*	2,103	137,158
L3Harris Technologies, Inc.	626	135,310
Amphenol Corp. — Class A	1,973	134,973
Northrop Grumman Corp.	371	134,832
Garmin Ltd.	913	132,057
United Parcel Service, Inc. — Class B	594	123,534
Trex Company, Inc.*	1,121	114,577
AGCO Corp.	850	110,823
Total Industrial		1,701,169
Energy - 2.1%
HollyFrontier Corp.	3,358	110,478
Cheniere Energy, Inc.*	1,269	110,073
Phillips 66	1,026	88,052
Total Energy		308,603

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.9% (continued)
Utilities - 2.0%
NextEra Energy, Inc.	1,358	$99,514
DTE Energy Co.	739	95,774
Dominion Energy, Inc.	1,215	89,388
Total Utilities		284,676
Basic Materials - 0.8%
FMC Corp.	1,039	112,420
Total Common Stocks
(Cost $9,844,694)		14,079,868

EXCHANGE-TRADED FUNDS† - 1.5%
SPDR S&P 500 ETF Trust	245	104,875
Vanguard S&P 500 ETF	264	103,889
Total Exchange-Traded Funds
(Cost $203,641)		208,764
Total Investments - 99.4%
(Cost $10,048,335)		$14,288,632
Other Assets & Liabilities, net - 0.6%		86,109
Total Net Assets - 100.0%		$14,374,741

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,079,868	$—	$—	$14,079,868
Exchange-Traded Funds	208,764	—	—	208,764
Total Assets	$14,288,632	$—	$—	$14,288,632

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.0%
Financial - 23.7%
Ally Financial, Inc.	1,397	$69,627
First Republic Bank	338	63,263
Charles Schwab Corp.	836	60,869
Fifth Third Bancorp	1,394	53,293
KeyCorp	2,469	50,985
Bank of America Corp.	1,235	50,919
Duke Realty Corp. REIT	1,051	49,765
Crown Castle International Corp. REIT	252	49,165
JPMorgan Chase & Co.	316	49,151
People's United Financial, Inc.	2,858	48,986
Chubb Ltd.	294	46,728
Intercontinental Exchange, Inc.	393	46,649
U.S. Bancorp	814	46,373
Equity LifeStyle Properties, Inc. REIT	614	45,627
American Express Co.	274	45,273
Alexandria Real Estate Equities, Inc. REIT	248	45,121
Ameriprise Financial, Inc.	176	43,803
Goldman Sachs Group, Inc.	108	40,989
Huntington Bancshares, Inc.	2,818	40,213
Progressive Corp.	402	39,480
Everest Re Group Ltd.	151	38,054
Total Financial		1,024,333
Consumer, Non-cyclical - 22.0%
Eli Lilly & Co.	255	58,528
Quanta Services, Inc.	613	55,519
Hologic, Inc.*	802	53,509
Jazz Pharmaceuticals plc*	271	48,140
AbbVie, Inc.	425	47,872
Corteva, Inc.	1,064	47,188
McKesson Corp.	238	45,515
Pfizer, Inc.	1,126	44,094
Philip Morris International, Inc.	440	43,608
Anthem, Inc.	110	41,998
Bristol-Myers Squibb Co.	619	41,362
Johnson & Johnson	234	38,549
Abbott Laboratories	321	37,214
Church & Dwight Company, Inc.	416	35,452
Sysco Corp.	450	34,988
Mondelez International, Inc. — Class A	551	34,404
McCormick & Company, Inc.	375	33,120
Booz Allen Hamilton Holding Corp.	377	32,113
Tyson Foods, Inc. — Class A	432	31,864
Herbalife Nutrition Ltd.*	595	31,374
Archer-Daniels-Midland Co.	506	30,664
Colgate-Palmolive Co.	374	30,425
Constellation Brands, Inc. — Class A	130	30,406
Baxter International, Inc.	321	25,841
Total Consumer, Non-cyclical		953,747
Industrial - 13.8%
Keysight Technologies, Inc.*	372	57,441
United Parcel Service, Inc. — Class B	256	53,241
Agilent Technologies, Inc.	335	49,516
Crown Holdings, Inc.	464	47,425
Garmin Ltd.	317	45,851
Lockheed Martin Corp.	120	45,402
Kansas City Southern	149	42,222
Parker-Hannifin Corp.	133	40,846
FedEx Corp.	119	35,501
Caterpillar, Inc.	148	32,209
Stanley Black & Decker, Inc.	151	30,953
Fortune Brands Home & Security, Inc.	309	30,780
Johnson Controls International plc	437	29,991
Snap-on, Inc.	130	29,046
AGCO Corp.	198	25,815
Total Industrial		596,239
Technology - 12.9%
Applied Materials, Inc.	660	93,984
Teradyne, Inc.	499	66,846
KLA Corp.	189	61,276
QUALCOMM, Inc.	336	48,025
Zynga, Inc. — Class A*	4,464	47,452
Accenture plc — Class A	153	45,103
Concentrix Corp.*	279	44,863
Akamai Technologies, Inc.*	368	42,909
Advanced Micro Devices, Inc.*	437	41,047
Broadridge Financial Solutions, Inc.	215	34,729
Leidos Holdings, Inc.	334	33,767
Total Technology		560,001
Consumer, Cyclical - 8.5%
Target Corp.	261	63,094
Scotts Miracle-Gro Co. — Class A	270	51,818
Aptiv plc*	235	36,973
NIKE, Inc. — Class B	213	32,906
Wyndham Hotels & Resorts, Inc.	454	32,820
General Motors Co.*	548	32,425
Watsco, Inc.	106	30,384
Walgreens Boots Alliance, Inc.	571	30,040
McDonald's Corp.	129	29,798
Darden Restaurants, Inc.	198	28,906
Total Consumer, Cyclical		369,164
Communications - 7.8%
ViacomCBS, Inc. — Class B	1,213	54,828
eBay, Inc.	752	52,798
Walt Disney Co.*	255	44,821
Comcast Corp. — Class A	775	44,191
Motorola Solutions, Inc.	193	41,852
Cisco Systems, Inc.	706	37,418
AT&T, Inc.	1,065	30,651
Verizon Communications, Inc.	514	28,799
Total Communications		335,358
Energy - 3.9%
Hess Corp.	631	55,099
Schlumberger N.V.	961	30,761
Marathon Petroleum Corp.	480	29,002
Phillips 66	314	26,947
Baker Hughes Co.	1,172	26,804
Total Energy		168,613

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2021

	Shares	Value
COMMON STOCKS† - 97.0% (continued)
Utilities - 3.7%
NextEra Energy, Inc.	493	$36,127
Duke Energy Corp.	344	33,960
DTE Energy Co.	249	32,270
American Water Works Company, Inc.	195	30,055
Xcel Energy, Inc.	394	25,957
Total Utilities		158,369
Basic Materials - 0.7%
FMC Corp.	298	32,244
Total Common Stocks
(Cost $3,283,607)		4,198,068

EXCHANGE-TRADED FUNDS† - 1.5%
iShares S&P 500 Value ETF	426	62,895
Total Exchange-Traded Funds
(Cost $62,484)		62,895
Total Investments - 98.5%
(Cost $3,346,091)		$4,260,963
Other Assets & Liabilities, net - 1.5%		65,256
Total Net Assets - 100.0%		$4,326,219

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2021 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$4,198,068	$—	$—	$4,198,068
Exchange-Traded Funds	62,895	—	—	62,895
Total Assets	$4,260,963	$—	$—	$4,260,963

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a "Fund"). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Directional Allocation Fund	Diversified
RBP® Dividend Fund	Diversified
RBP® Large-Cap Defensive Fund	Diversified
RBP® Large-Cap Market Fund	Diversified
RBP® Large-Cap Value Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Partners Investment Management, LLC, which operates under the name of Guggenheim Investments, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2021, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Directional Allocation Fund	$303,460,234	$67,111,913	$(1,007,796)	$66,104,117
RBP® Dividend Fund	22,418,551	4,212,366	(86,139)	4,126,227
RBP® Large-Cap Defensive Fund	9,127,562	2,429,323	(47,222)	2,382,101
RBP® Large-Cap Market Fund	10,056,665	4,264,929	(32,962)	4,231,967
RBP® Large-Cap Value Fund	3,349,514	920,365	(8,916)	911,449

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – COVID-19

The global ongoing crisis caused by the outbreak of COVID-19 and the current recovery underway is causing disruption to consumer demand and economic output and supply chains. There are still travel restrictions and quarantines, and adverse impacts on local and global economies. Investors should be aware that in light of the current uncertainty, volatility and distress in economies, financial markets, and labor and public health conditions around the world, the Funds’ investments and a shareholder’s investment in a Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Funds, the Funds, their service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to respond to and contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational and other risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.